Equity (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Equity Abstract
Number of shares, Outstanding, at beginning balance	3,455,538	3,773,478	3,786,285
Average price, at beginning balance	R$ 79.28	R$ 79.28	R$ 80.54
Number of shares, Repurchased	966,541		216,339
Average price repurchased	R$ 80.24		R$ 57.17
Number of treasury shares, delivered under the share-based compensation plan	(566,929)	(317,940)	(229,146)
Average price, delivered under the share-based compensation plan	R$ 79.28	R$ 79.28	R$ 79.28
Number of shares, Outstanding, at ending balance	3,855,150	3,455,538	3,773,478
Average price, at ending balance	R$ 79.52	R$ 79.28	R$ 79.28